INVENTORY (Tables)	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORY
	December 31
	2023	2022
	U.S. dollars in thousands

Raw materials	955	558
Work in process	425	904
Finished goods	1,468	305
	2,848	1,767